INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Shedule of provision for income taxes
	Three Months Ended
	December 31,
	2017	2016
Income tax expense (benefit) at statutory rate	$27,277	$(2,520)
Valuation allowance	(27,277)	2,520
Income tax expense per books	$-	$-

	September 30, 2017	September 30, 2016
Income tax benefit at statutory rate	$764	$14,766
Valuation allowance	(764)	(14,766)
Income tax expense	$-	$-

Shedule of net deferred tax assets
	December 31, 2017	September 30, 2017
Net operating loss carry forward	$32,042	$32,042
Net operating losses utilized	(27,277)	-
Valuation allowance	(4,765)	(32,042)
Net deferred tax asset	$-	$-

	September 30, 2017	September 30, 2016
Net operating loss carry forward	$32,042	$31,278
Valuation allowance	(32,042)	(31,278)
Net deferred tax asset	$-	$-